INCOME TAXES (Reasons for difference and related tax effects) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 30, 2018	Dec. 29, 2019	Dec. 30, 2018
Income Taxes [Abstract]
Earnings before income taxes		$ 249,825	$ 372,134
Applicable statutory tax rate		26.60%	26.60%
Income taxes at applicable statutory rate		$ 66,404	$ 98,913
Effect of different tax rates on earnings of foreign subsidiaries		(79,229)	(96,013)
Income tax recovery and other adjustments related to prior taxation years		197	979
Tax effect from change in tax rate	$ (19,200)	0	2,048
Tax Effect From Revaluation Of Deferred Tax Liabilities		(19,211)	0
Tax effect of tax losses		16,877	17,169
Effect of non-deductible expenses and other		4,978	(1,736)
Total income tax expense		$ (9,984)	$ 21,360
Average effective tax rate		(4.00%)	5.70%